Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Federal:
Current									$ (361,196)	$ 334,736	$ 323,152
Deferred									(35,605)	(44,256)	(36,368)
Total federal									(396,801)	290,480	286,784
State:
Current									13,878	76,294	70,270
Deferred									(136,397)	(11,547)	(10,332)
Total state									(122,519)	64,747	59,938
Total income tax (benefit) expense	$ (274,693)	$ 54,873	$ 63,796	$ (363,296)	$ 79,045	$ 83,918	$ 93,537	$ 98,727	$ (519,320)	$ 355,227	$ 346,722